Sales in advance of carriage	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Sales in advance of carriage
41	Sales in advance of carriage
As at December 31, 2019, the amount of sales in advance of carriage represents revenue expected to be recognized in the future when the customers take possession of and accept the passenger transportation services to be provided by the Group. During the year, RMB8,398 million (2018: RMB7,279 million) which was included in the opening balance of the sales in advance of carriage was recognized as revenue.